PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Summary of Property Plant Equipment by Asset Category

A summary of property, plant and equipment by asset category is as follows:

	December 31,
	2017	2016
	(In thousands)
Marine Vessels	$1,799,177	$1,789,942
Construction Equipment	498,621	474,128
Buildings	157,340	152,584
All other	161,855	148,805
Construction in Progress	34,094	20,720
Total Cost	2,651,087	2,586,179
Accumulated Depreciation	(985,273)	(898,878)
Net Book Value	$1,665,814	$1,687,301